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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       Alliance Bond Fund, Inc.
       1345 Avenue of the Americas
       New York, New York 10105


2.     The name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes):   /X/


3.     Investment Company Act File Number:
       811-2383

       Securities Act File Number:
       2-48227

4(a).  Last day of fiscal year for which this Form is filed:

       June 30, 2001


4(b).  / /    Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c).  / /    Check box if this is the last time the issuer will
              be filing this Form.


5.     Calculation of registration fee:

        (i)   Aggregate sale price of
              securities sold during the
              fiscal year pursuant to section
              24(f):                               $1,997,018,399




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       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $1,265,959,552

      (iii)   Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 11, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:             $258,779,016

       (iv)   Total available redemption
              credits [add Items 5(ii) and
              5(iii)]:                             $1,524,738,568

        (v)   Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              5(i)]:                                 $472,279,831

       (vi)   Redemption credits available
              for use in future years - if
              Item 5(i) is less than Item
              5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                    $-0-

      (vii)   Multiplier for determining
              registration fee (See
              Instruction C.9):                           .000250
                                                         --------
     (viii)   Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):              $118,070

6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-




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7.     Interest due - if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D): N/A


8.     Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:  $118,070


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       September 26, 2001

       Method of Delivery:

       \X\    Wire transfer


       \ \    Mail or other means


































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                           Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*  /s/ Andrew L. Gangolf
                           _____________________
                             Andrew L. Gangolf
                             Assistant Secretary

Date: September 25, 2001

*Please print the name and title of the signing officer below the signature.





































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